John Hancock Funds III

Supplement dated January 1, 2014 to the current Prospectuses and Statement of Additional Information

Core High Yield Fund

Disciplined Value Fund

Disciplined Value Mid Cap Fund

Global Shareholder Yield Fund

International Allocation Fund

International Core Fund

International Growth Fund

International Value Equity Fund

Rainier Growth Fund

Small Company Fund

Strategic Growth Fund

(collectively, the “Funds”)

Effective January 1, 2014, John Hancock Advisers, LLC (JHA) replaced John Hancock Investment Management Services, LLC (JHIMS) as the Funds’ investment advisor. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources.

In the Prospectuses, depending on the context, the terms “advisor” and “investment advisor” refer either to JHA in its current capacity as the fund’s investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. Similarly, in the Statement of Additional Information (the “SAI”), depending on the context, the term “Advisor” shall refer either to JHA in its current capacity as the Funds’ investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014.

The following information in the Prospectuses and, where applicable, the SAI is changed for all share classes of the Funds:

References to the term “Web site” are replaced with: “website”

References to the website www.jhfunds.com are replaced with:

jhinvestments.com

References to the website www.jhfunds.com/FundPerformance are replaced with:

www.jhinvestments.com/FundPerformance and references to the phone number 1-800-225-5291 are replaced with: 800-225-5291

References to the website www.jhfunds.com/RetirementPerformance are replaced with:

www.jhinvestments.com/RetirementPerformance and references to the phone number 1-800-972-8696 are replaced with: 800-972-8696

References to the website www.jhfunds.com/InstitutionalPerformance are replaced with:

www.jhinvestments.com/InstitutionalPerformance and references to the phone number 1-800-972-8696 are replaced with: 800-972-8696

References to “Mutual Fund Operations” in the regular and express delivery mailing addresses for

John Hancock Signature Services are replaced with: “Investment Operations”

References to the EASI-Line phone number 1-800-338-8080 is replaced with: 800-338-8080

References to the EASI-Line phone number 1-800-597-1897 is replaced with: 800-597-1897

References to the SEC’s Public Reference Room phone number 1-202-551-8090 are replaced with: 202-551-8090

References to the Signature Services, Inc. phone number 1-800-225-5291 are replaced with: 800-225-5291

References to the TDD phone number 1-800-554-6713 are hereby removed

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In the Prospectus “Fund summary – Investment management” sections, the investment advisor information is hereby deleted in its entirety and replaced with the following:

Investment Advisor John Hancock Advisers, LLC

In the Prospectus “Fund summary – Investment management” sections, the investment advisor information is hereby deleted in its entirety and replaced with the following:

Investment Advisor John Hancock Advisers, LLC

In the Prospectus “Fund details – Who’s who” sections, the first and second paragraphs under the investment advisor subsection are hereby deleted in their entirety and replaced with the following:

John Hancock Advisers, LLC

601 Congress Street

Boston, MA 02210-2805

Founded in 1968, the advisor is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation. The advisor administers the business and affairs of the fund and retains and compensates the investment subadvisor to manage the assets of the fund. John Hancock is one of the most recognized and respected names in the financial services industry. The advisor’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of October 31, 2013, the advisor had total assets under management of approximately $23.9 billion.

You should read this Supplement in conjunction with the Prospectuses and Statement of Additional Information and retain it for future reference.

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